PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2023
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

22. PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries, consolidated VIE and VIE’s subsidiaries, under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in and amount due from subsidiaries, consolidated VIE and VIE’s subsidiaries” and the subsidiaries, consolidated VIE and VIE’s subsidiaries’ income as “Share of income (loss) from subsidiaries, consolidated VIE and VIE’s subsidiaries” on the condensed statements of results of operations. The parent company only condensed financial information should be read in conjunction with the Company’s consolidated financial statements. As of December 31, 2022 and 2023, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of Niu Technologies, except for those, which have been separately disclosed in the consolidated financial statements.

(a)	Condensed Balance Sheets

	As of December 31,
	2022	2023
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	12,375,894	233,958,655
Term deposits-current	208,589,770	77,555,565
Restricted cash	176,204,380	107,521,733
Prepayments and other current assets	12,486,238	12,035,145

Total current assets	409,656,282	431,071,098

Non-current assets
Investment in and amount due from subsidiaries, consolidated VIE and VIE’s subsidiaries	906,298,879	671,329,320
Other non-current assets	1,219	—

Total assets	1,315,956,380	1,102,400,418

Liabilities
Current liabilities
Amount due to subsidiaries, consolidated VIE and VIE’s subsidiaries	4,262,270	4,564,315
Accrued expenses and other current liabilities	1,596,233	4,219,869

Total current liabilities and total liabilities	5,858,503	8,784,184

Shareholders’ equity:
Class A ordinary shares	89,428	90,031
Class B ordinary shares	10,316	10,316
Additional paid-in capital	1,915,825,641	1,964,138,365
Accumulated other comprehensive loss	(16,536,686)	(9,495,674)
Accumulated deficit	(589,290,822)	(861,126,804)

Total shareholders’ equity	1,310,097,877	1,093,616,234

Total liabilities and shareholders’ equity	1,315,956,380	1,102,400,418

(b)	Condensed Statements of Results of Operations

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Total operating expenses	(11,441,931)	(15,414,575)	(17,739,201)
Share of income (loss) from subsidiaries, consolidated VIE and VIE’s subsidiaries	235,264,719	(39,264,560)	(270,498,551)
Interest income	1,997,621	5,216,206	16,401,770

Income (loss) before income taxes	225,820,409	(49,462,929)	(271,835,982)
Income tax expense	—	—	—

Net income (loss)	225,820,409	(49,462,929)	(271,835,982)

(c)	Condensed Statements of Cash Flows

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	25,839,822	(23,565,305)	14,392,402
Net cash provided by (used in) investing activities	16,132,750	(95,940,040)	133,818,900
Net cash provided by financing activities	6,246,384	2,203,086	654,023
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(6,107,381)	21,972,182	4,034,789

Net increase (decrease) in cash, cash equivalents and restricted cash	42,111,575	(95,330,077)	152,900,114

Cash, cash equivalents and restricted cash at the beginning of the year	241,798,776	283,910,351	188,580,274

Cash, cash equivalents and restricted cash at the end of the year	283,910,351	188,580,274	341,480,388